Note 23 - Share Capital - Issued Ordinary Shares (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Statement Line Items [Line Items]
Balance	[1]	$ 78,808,000	[2]	$ 69,211,000		$ 59,317,000
Balance		$ 124,717,000		$ 78,808,000	[1],[2]	$ 69,211,000	[1]
Issued capital [member]
Statement Line Items [Line Items]
Number of fully paid shares issued, beginning of period (in shares)	[3]	10,603,153		10,603,153		10,651,936
Balance	[1]	$ 55,102,000		$ 55,102,000		$ 55,002,000
Shares repurchased (in shares)	[3]					(118,063)
Shares repurchased						$ (146)
Number of fully paid shares issued during the year (in shares)	[3]	159,888				69,280
Issued during the year, amount		$ 963,000				$ 246,000
Number of fully paid shares issued, end of period (in shares)	[3]	10,763,041		10,603,153		10,603,153
Balance		$ 56,065,000		$ 55,102,000	[1]	$ 55,102,000	[1]

[1]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.
[2]	The Group initially applied IFRS 16 on January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. There was no cumulative effect of initially applying IFRS 16 to recognise in retained earnings at the date of initial application.
[3]	Amounts stated after the 1:5 share consolidation effected June 26, 2017.